Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Significant Accounting Policies [Line Items]
Cash	$ 151,622		$ 151,622		$ 51,431	$ 670,352
Federal depository insurance coverage	250,000		250,000		250,000
Interest income	$ 272,856	$ 594,603	572,209	$ 1,288,659	2,230,500	609,787
Offering costs incurred			1,600,914		1,600,914
Shareholders equity						45,930
Public Shares [Member]
Significant Accounting Policies [Line Items]
Temporary equity			1,554,984		1,554,984
Public Rights and Private Units [Member]
Significant Accounting Policies [Line Items]
Shareholders equity			$ 45,930		$ 45,930
Class A Ordinary Shares [Member]
Significant Accounting Policies [Line Items]
Temporary equity						$ (1,554,984)
Temporary equity (in Shares)	2,930,233		2,930,233		2,930,233	5,750,000
Class A Ordinary Shares [Member] | Over-Allotment Option [Member]
Significant Accounting Policies [Line Items]
Temporary equity (in Shares)	5,750,000		5,750,000		5,750,000